Quarterly Financial Information (Unaudited) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 26, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet
Total assets	$ 212,390,000	$ 205,850,000				$ 188,047,000
Liabilities and stockholders' equity
Total current liabilities	208,250,000	190,515,000				109,348,000
Total liabilities	467,044,000	383,259,000				212,579,000
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	220,955,000	220,563,000				231,129,000	$ 218,931,000
Stockholders' equity
Series 1 convertible preferred stock, $0.00001 par value; 4,305 shares authorized as of December 31, 2020 and 2019; 2,961 shares issued and outstanding as of December 31, 2020 and 2019	0	0
Common stock	0	0
Additional paid-in capital	14,726,000	10,061,000				3,339,000
Accumulated deficit	(490,394,000)	(407,841,000)				(259,054,000)
Total stockholders' deficit	(475,609,000)	(397,972,000)			$ (264,867,000)	(255,661,000)	(210,041,000)
Total liabilities, convertible preferred stock and stockholders' deficit	212,390,000	205,850,000				188,047,000
Star Peak Energy Transition Corp [Member]
Balance Sheet
Total assets	384,598,056	385,286,084	$ 386,179,543			253,018
Liabilities and stockholders' equity
Total current liabilities	2,686,624	2,809,435	716,028			246,568
Deferred legal fees	203,910	203,910	203,910
Deferred underwriting commissions in connection with the initial public offering	13,425,476	13,425,476	13,425,476	$ 12,300,000
Convertible preferred stock warrant liabilities	276,873,719	121,091,978	11,822,148
Total liabilities	293,189,729	137,530,799	26,167,562			246,568
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	86,408,320	242,755,280	355,011,980
Stockholders' equity
Series 1 convertible preferred stock, $0.00001 par value; 4,305 shares authorized as of December 31, 2020 and 2019; 2,961 shares issued and outstanding as of December 31, 2020 and 2019
Additional paid-in capital	273,994,882	117,649,486	5,393,908			23,994
Accumulated deficit	(268,998,806)	(112,651,848)	(395,152)			(18,550)
Total stockholders' deficit	5,000,007	5,000,005	5,000,001		5,350	6,450	16,856
Total liabilities, convertible preferred stock and stockholders' deficit	384,598,056	385,286,084	386,179,543			253,018
Star Peak Energy Transition Corp [Member] | As Previously Reported
Balance Sheet
Total assets			386,179,543
Liabilities and stockholders' equity
Total current liabilities			716,028
Deferred legal fees			203,910
Deferred underwriting commissions in connection with the initial public offering			13,425,476
Total liabilities			14,345,414
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)			366,834,120
Stockholders' equity
Additional paid-in capital			5,394,034
Accumulated deficit			(395,152)
Total stockholders' deficit			5,000,009
Total liabilities, convertible preferred stock and stockholders' deficit			386,179,543
Star Peak Energy Transition Corp [Member] | Restatement Adjustment
Liabilities and stockholders' equity
Convertible preferred stock warrant liabilities			11,822,148
Total liabilities			11,822,148
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)			(11,822,140)
Stockholders' equity
Additional paid-in capital			(126)
Total stockholders' deficit			(8)
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities
Balance Sheet
Total assets			386,179,543
Liabilities and stockholders' equity
Total current liabilities			716,028
Deferred legal fees			203,910
Deferred underwriting commissions in connection with the initial public offering			13,425,476
Convertible preferred stock warrant liabilities			11,822,148
Total liabilities			26,167,562
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)			355,011,980
Stockholders' equity
Additional paid-in capital			5,393,908
Accumulated deficit			(395,152)
Total stockholders' deficit			5,000,001
Total liabilities, convertible preferred stock and stockholders' deficit			386,179,543
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | As Previously Reported
Balance Sheet
Total assets		385,286,084	386,179,543
Liabilities and stockholders' equity
Total current liabilities		2,809,435	716,028
Deferred legal fees		203,910	203,910
Deferred underwriting commissions in connection with the initial public offering		13,425,476	13,425,476
Total liabilities		16,438,821	14,345,414
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)		363,847,260	366,834,120
Stockholders' equity
Additional paid-in capital		8,380,865	5,394,034
Accumulated deficit		(3,382,018)	(395,152)
Total stockholders' deficit		5,000,003	5,000,009
Total liabilities, convertible preferred stock and stockholders' deficit		385,286,084	386,179,543
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | Restatement Adjustment
Liabilities and stockholders' equity
Convertible preferred stock warrant liabilities		121,091,978	11,822,148
Total liabilities		121,091,978	11,822,148
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)		(121,091,980)	(11,822,140)
Stockholders' equity
Additional paid-in capital		109,268,621	(126)
Accumulated deficit		(109,269,830)
Total stockholders' deficit		2	(8)
Star Peak Energy Transition Corp [Member] | Class A common stock
Stockholders' equity
Common stock		1,408	286
Total stockholders' deficit	2,972	1,408
Star Peak Energy Transition Corp [Member] | Class A common stock | As Previously Reported
Stockholders' equity
Common stock			168
Star Peak Energy Transition Corp [Member] | Class A common stock | Restatement Adjustment
Stockholders' equity
Common stock			118
Star Peak Energy Transition Corp [Member] | Common Class B
Stockholders' equity
Common stock	959	959	959			1,006
Total stockholders' deficit	$ 959	959			$ 1,006	$ 1,006	$ 1,006
Star Peak Energy Transition Corp [Member] | Common Class B | As Previously Reported
Stockholders' equity
Common stock			959
Star Peak Energy Transition Corp [Member] | Common Class B | Restatement of warrants as derivative liabilities
Stockholders' equity
Common stock			959
Star Peak Energy Transition Corp [Member] | Common Class B | Restatement of warrants as derivative liabilities | As Previously Reported
Stockholders' equity
Common stock		$ 959	$ 959